Long-Term Investments (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2024 USD ($) shares
Long-Term Investments [Line Items]
Percentage of ordinary shares	51.00%	37.00%
Aggregate amount | $		$ 4,156,461
Prepayment for long-term investment | $		$ 1,124,842				$ 1,124,842
Ordinary shares authorized		100,000,000			100,000,000	100,000,000
Ordinary shares issued		25,053,193			25,053,193	13,868,484
Ordinary shares outstanding		25,053,193			25,053,193	13,868,484
Payment to joint venture | $	$ 150,000
Fair value of the investment		$ 803,008			$ 25,015,830
BioFirst Corporation [Member]
Long-Term Investments [Line Items]
Percentage of ordinary shares		18.68%	18.68%
Aggregate amount | $				$ 2,688,578
Prepayment amount | $				$ 1,895,556
Converted shares				994,450
Prepayment for long-term investment | $		$ 1,124,842
Rgene Corporation (the “Rgene”) [Member]
Long-Term Investments [Line Items]
Percentage of ordinary shares				26.65%
BioLite Japan K.K. [Member]
Long-Term Investments [Line Items]
Percentage of ordinary shares	49.00%
Ordinary shares authorized	10,000
Ordinary shares issued	3,049
Ordinary shares outstanding	3,049
Payment to joint venture | $	$ 150,000
BioLite JP [Member]
Long-Term Investments [Line Items]
Owned shares	1,494
Common Stock [Member]
Long-Term Investments [Line Items]
Aggregate amount | $		$ 2,035
Ordinary shares outstanding		25,053,193	7,940,298		25,053,193	13,868,484
Common Stock [Member] | Lucidaim Co., Ltd. [Member]
Long-Term Investments [Line Items]
Owned shares	1,555